UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2019

Date of reporting period:	11/30/2018

Item 1. Schedule of Investments

PGIM Jennison Blend Fund
Schedule of Investments
as of November 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 97.2%
Common Stocks
Aerospace & Defense 3.3%
Boeing Co. (The)	57,115	$ 19,805,197
Moog, Inc. (Class A Stock)	11,673	1,020,804
Safran SA (France)	39,685	4,974,491
United Technologies Corp.	43,111	5,252,644
		31,053,136
Air Freight & Logistics 0.5%
FedEx Corp.	21,028	4,815,412
Airlines 0.3%
Spirit Airlines, Inc.*	47,650	3,055,318
Auto Components 0.1%
Dorman Products, Inc.*	7,129	626,354
Stoneridge, Inc.*	24,930	666,877
		1,293,231
Automobiles 0.9%
Tesla, Inc.*(a)	23,709	8,309,530
Banks 10.3%
Bank of America Corp.	395,178	11,223,055
Bank OZK	13,577	367,937
BankUnited, Inc.	127,361	4,399,049
BB&T Corp.	140,052	7,156,657
Brookline Bancorp, Inc.	128,326	1,986,487
Byline Bancorp, Inc.*	29,783	617,699
Citigroup, Inc.	124,986	8,097,843
Columbia Banking System, Inc.	48,172	1,959,637
Eagle Bancorp, Inc.*	11,786	679,345
East West Bancorp, Inc.	117,854	6,327,581
First Bancorp	74,447	2,979,369
First Financial Bancorp	25,833	721,257
Glacier Bancorp, Inc.	12,650	597,333
Great Western Bancorp, Inc.	49,161	1,834,689
Heritage Financial Corp.	24,223	847,078
Home BancShares, Inc.	48,031	941,888
Independent Bank Corp.	8,546	686,842
International Bancshares Corp.	46,415	1,781,872
JPMorgan Chase & Co.	213,473	23,736,063
OFG Bancorp (Puerto Rico)	42,927	780,413

PGIM Jennison Blend Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Pinnacle Financial Partners, Inc.	46,101	$ 2,643,892
PNC Financial Services Group, Inc. (The)	54,286	7,370,953
Renasant Corp.	48,100	1,758,055
Seacoast Banking Corp. of Florida*	82,972	2,406,188
Union Bankshares Corp.	62,819	2,223,793
Wintrust Financial Corp.	41,561	3,214,743
		97,339,718
Beverages 0.2%
MGP Ingredients, Inc.	23,253	1,580,972
Biotechnology 1.4%
Amicus Therapeutics, Inc.*(a)	219,420	2,422,397
BioMarin Pharmaceutical, Inc.*	46,769	4,491,227
DBV Technologies SA (France), ADR*(a)	110,969	1,675,632
FibroGen, Inc.*	25,380	1,100,477
La Jolla Pharmaceutical Co.*(a)	69,028	998,835
Mirati Therapeutics, Inc.*	26,660	1,028,809
Myriad Genetics, Inc.*	15,625	503,750
Natera, Inc.*	56,709	982,200
		13,203,327
Building Products 0.8%
JELD-WEN Holding, Inc.*	29,159	555,770
Johnson Controls International PLC	72,745	2,530,071
Masonite International Corp.*	8,903	477,824
PGT Innovations, Inc.*	163,232	3,145,481
Universal Forest Products, Inc.	18,544	512,927
		7,222,073
Capital Markets 1.6%
Artisan Partners Asset Management, Inc. (Class A Stock)	26,078	710,104
BrightSphere Investment Group PLC	131,389	1,730,393
Federated Investors, Inc. (Class B Stock)	21,411	566,964
Focus Financial Partners, Inc. (Class A Stock)*	16,760	518,219
Goldman Sachs Group, Inc. (The)	51,367	9,795,173
Hamilton Lane, Inc. (Class A Stock)	17,050	644,831
Moelis & Co. (Class A Stock)	26,440	1,068,705
		15,034,389

PGIM Jennison Blend Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals 1.8%
DowDuPont, Inc.	58,798	$ 3,401,464
Ferro Corp.*	160,035	3,088,676
FMC Corp.	54,060	4,472,924
Linde PLC (United Kingdom)	20,898	3,323,827
PolyOne Corp.	87,304	2,935,161
		17,222,052
Commercial Services & Supplies 0.9%
Advanced Disposal Services, Inc.*	41,369	1,114,894
BrightView Holdings, Inc.*	28,601	360,373
Covanta Holding Corp.	84,487	1,399,105
Healthcare Services Group, Inc.	13,383	631,677
Mobile Mini, Inc.	113,128	4,572,634
		8,078,683
Communications Equipment 0.9%
Cisco Systems, Inc.	182,830	8,752,072
Construction & Engineering 0.2%
Great Lakes Dredge & Dock Corp.*	229,456	1,700,269
MasTec, Inc.*	14,099	635,724
		2,335,993
Construction Materials 0.3%
Summit Materials, Inc. (Class A Stock)*	193,001	2,798,515
Consumer Finance 1.0%
Capital One Financial Corp.	62,673	5,620,515
SLM Corp.*	409,422	4,204,764
		9,825,279
Diversified Telecommunication Services 0.2%
Cogent Communications Holdings, Inc.	48,778	2,365,245
Electric Utilities 2.5%
American Electric Power Co., Inc.	147,050	11,431,667
El Paso Electric Co.	58,530	3,239,635
Exelon Corp.	188,017	8,722,109
		23,393,411

PGIM Jennison Blend Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 0.5%
Emerson Electric Co.	74,123	$ 5,004,785
Electronic Equipment, Instruments & Components 0.4%
Anixter International, Inc.*	28,273	1,808,341
AVX Corp.	70,570	1,163,699
TTM Technologies, Inc.*(a)	66,428	789,829
		3,761,869
Energy Equipment & Services 0.7%
Cactus, Inc. (Class A Stock)*	38,738	1,118,753
Helix Energy Solutions Group, Inc.*	110,510	906,182
KLX Energy Services Holdings, Inc.*	39,189	791,226
Schlumberger Ltd.	67,570	3,047,407
Unit Corp.*	24,517	509,954
		6,373,522
Entertainment 2.2%
Activision Blizzard, Inc.	60,085	2,997,040
IMAX Corp.*	87,688	1,627,489
Netflix, Inc.*	39,878	11,410,292
Twenty-First Century Fox, Inc. (Class A Stock)	100,138	4,953,827
		20,988,648
Equity Real Estate Investment Trusts (REITs) 3.0%
Alexander & Baldwin, Inc.*	26,257	544,308
American Tower Corp.	51,420	8,458,076
Chesapeake Lodging Trust	23,612	698,207
Colony Capital, Inc.	171,370	1,055,639
Columbia Property Trust, Inc.	91,129	1,956,540
Gaming & Leisure Properties, Inc.	33,996	1,170,482
Hersha Hospitality Trust	149,884	2,862,784
Independence Realty Trust, Inc.	231,330	2,336,433
LTC Properties, Inc.	16,896	784,650
National Storage Affiliates Trust	68,742	1,922,714
Pebblebrook Hotel Trust	22,615	789,716
QTS Realty Trust, Inc. (Class A Stock)	16,271	660,440
Retail Opportunity Investments Corp.	44,274	801,359
Sabra Health Care REIT, Inc.	70,085	1,351,940
Summit Hotel Properties, Inc.	118,928	1,326,047

PGIM Jennison Blend Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Washington Prime Group, Inc.	72,070	$ 450,437
Xenia Hotels & Resorts, Inc.	59,134	1,201,603
		28,371,375
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	26,944	6,231,608
Performance Food Group Co.*	95,858	3,303,267
Sprouts Farmers Market, Inc.*(a)	110,073	2,533,881
Walmart, Inc.	89,057	8,696,416
		20,765,172
Food Products 2.1%
Adecoagro SA (Argentina)*	241,121	1,683,025
B&G Foods, Inc.(a)	60,959	1,848,886
Cal-Maine Foods, Inc.	12,034	562,228
Conagra Brands, Inc.	179,827	5,815,605
Darling Ingredients, Inc.*	146,201	3,198,878
Mondelez International, Inc. (Class A Stock)	140,308	6,311,054
		19,419,676
Health Care Equipment & Supplies 3.1%
AxoGen, Inc.*	27,640	925,387
Glaukos Corp.*	40,943	2,697,325
Globus Medical, Inc. (Class A Stock)*	17,947	866,661
IDEXX Laboratories, Inc.*	26,157	5,329,750
Inogen, Inc.*	6,776	998,512
Integra LifeSciences Holdings Corp.*	36,397	1,951,971
Intuitive Surgical, Inc.*	12,522	6,647,554
Merit Medical Systems, Inc.*	14,064	886,735
NuVasive, Inc.*	10,573	673,395
Tactile Systems Technology, Inc.*	8,000	449,920
Zimmer Biomet Holdings, Inc.	64,716	7,573,066
		29,000,276
Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.*(a)	48,283	1,640,173
Amedisys, Inc.*	6,108	832,215
Ensign Group, Inc. (The)	16,291	739,123
Guardant Health, Inc.*	13,361	477,389
HealthEquity, Inc.*	12,814	1,136,474
Laboratory Corp. of America Holdings*	34,999	5,097,254

PGIM Jennison Blend Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Premier, Inc. (Class A Stock)*	31,634	$ 1,254,604
Select Medical Holdings Corp.*	65,669	1,272,665
Tivity Health, Inc.*	53,133	2,176,328
UnitedHealth Group, Inc.	31,320	8,812,195
		23,438,420
Health Care Technology 0.4%
Tabula Rasa HealthCare, Inc.*	14,411	1,087,743
Teladoc Health, Inc.*(a)	38,836	2,425,308
		3,513,051
Hotels, Restaurants & Leisure 2.9%
BJ’s Restaurants, Inc.	11,136	604,908
Carnival Corp.	75,449	4,548,820
Marriott International, Inc. (Class A Stock)	54,586	6,279,028
McDonald’s Corp.	27,612	5,205,138
Penn National Gaming, Inc.*	22,583	499,310
Planet Fitness, Inc. (Class A Stock)*	102,564	5,663,584
Texas Roadhouse, Inc.	28,578	1,887,005
Vail Resorts, Inc.	2,250	628,155
Wingstop, Inc.	39,000	2,559,180
		27,875,128
Household Durables 0.1%
TRI Pointe Group, Inc.*	48,719	608,013
Household Products 0.1%
Central Garden & Pet Co. (Class A Stock)*	24,959	776,225
Independent Power & Renewable Electricity Producers 0.1%
NextEra Energy Partners LP	15,934	744,118
Insurance 1.7%
Ambac Financial Group, Inc.*	31,869	557,070
American Equity Investment Life Holding Co.	33,256	1,135,027
Chubb Ltd.	50,751	6,787,439
Goosehead Insurance, Inc. (Class A Stock)*(a)	57,722	1,467,293
MetLife, Inc.	130,615	5,829,348
		15,776,177

PGIM Jennison Blend Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 4.4%
Alphabet, Inc. (Class A Stock)*	12,438	$ 13,801,827
Alphabet, Inc. (Class C Stock)*	8,712	9,534,674
Cars.com, Inc.*(a)	29,028	750,954
Facebook, Inc. (Class A Stock)*	49,860	7,010,815
Tencent Holdings Ltd. (China)	270,812	10,850,785
		41,949,055
Internet & Direct Marketing Retail 4.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	69,247	11,139,072
Amazon.com, Inc.*	11,535	19,496,111
Booking Holdings, Inc.*	2,245	4,247,271
eBay, Inc.*	80,099	2,390,955
Stamps.com, Inc.*	4,555	781,000
		38,054,409
IT Services 4.2%
Adyen NV (Netherlands), 144A*	4,860	2,531,892
CACI International, Inc. (Class A Stock)*	10,989	1,812,196
EVERTEC, Inc. (Puerto Rico)	32,399	885,465
Evo Payments, Inc. (Class A Stock)*	82,844	2,169,684
InterXion Holding NV (Netherlands)*	44,999	2,802,088
Mastercard, Inc. (Class A Stock)	58,982	11,859,511
PayPal Holdings, Inc.*	18,493	1,586,884
Square, Inc. (Class A Stock)*	68,870	4,809,881
Visa, Inc. (Class A Stock)(a)	82,218	11,651,113
		40,108,714
Leisure Products 0.1%
Callaway Golf Co.	29,388	503,416
Life Sciences Tools & Services 1.2%
Illumina, Inc.*	25,235	8,516,812
Medpace Holdings, Inc.*	13,288	822,660
NeoGenomics, Inc.*	41,919	687,472
Syneos Health, Inc.*	22,189	1,147,615
		11,174,559
Machinery 1.5%
Actuant Corp. (Class A Stock)(a)	49,164	1,258,598
Barnes Group, Inc.	8,340	500,817
Gardner Denver Holdings, Inc.*	83,945	2,077,639

PGIM Jennison Blend Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Greenbrier Cos., Inc. (The)	15,702	$ 767,985
Milacron Holdings Corp.*	116,490	1,659,982
NN, Inc.	149,149	1,070,890
RBC Bearings, Inc.*	13,295	2,034,401
Rexnord Corp.*	94,871	2,685,798
SPX Corp.*	16,948	501,322
Terex Corp.	22,749	752,082
Watts Water Technologies, Inc. (Class A Stock)	8,262	609,405
Welbilt, Inc.*	39,384	544,287
		14,463,206
Media 1.5%
AMC Networks, Inc. (Class A Stock)*	16,648	996,550
Cardlytics, Inc.*(a)	38,656	555,873
Comcast Corp. (Class A Stock)	174,896	6,822,693
Liberty Global PLC (United Kingdom) (Class C Stock)*	182,817	4,440,625
MSG Networks, Inc. (Class A Stock)*	28,713	768,934
Nexstar Media Group, Inc. (Class A Stock)	10,314	852,349
		14,437,024
Metals & Mining 0.0%
Schnitzer Steel Industries, Inc. (Class A Stock)	13,682	383,233
Mortgage Real Estate Investment Trusts (REITs) 0.5%
MFA Financial, Inc.	424,359	3,076,603
PennyMac Mortgage Investment Trust	65,892	1,387,026
		4,463,629
Multi-Utilities 0.1%
NorthWestern Corp.	13,737	878,619
Oil, Gas & Consumable Fuels 3.2%
Anadarko Petroleum Corp.	57,935	3,064,762
Chevron Corp.	74,761	8,892,073
CVR Energy, Inc.	25,451	960,521
Delek US Holdings, Inc.	16,415	653,153
Noble Energy, Inc.	132,554	3,146,832
Peabody Energy Corp.	15,243	474,667
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	131,603	7,948,821
SemGroup Corp. (Class A Stock)	31,461	510,612

PGIM Jennison Blend Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Tallgrass Energy LP(a)	50,887	$ 1,086,946
WPX Energy, Inc.*	283,957	3,961,200
		30,699,587
Paper & Forest Products 0.1%
Boise Cascade Co.	22,926	609,373
Pharmaceuticals 6.5%
Allergan PLC	32,114	5,029,052
AstraZeneca PLC (United Kingdom), ADR(a)	525,137	20,910,955
Eli Lilly & Co.	88,719	10,525,622
GW Pharmaceuticals PLC (United Kingdom), ADR*	9,046	1,112,839
Horizon Pharma PLC*	73,875	1,476,023
Merck & Co., Inc.	93,869	7,447,566
Pfizer, Inc.	250,107	11,562,447
Prestige Consumer Healthcare, Inc.*	65,474	2,541,701
Revance Therapeutics, Inc.*	23,624	482,875
		61,089,080
Professional Services 0.7%
FTI Consulting, Inc.*(a)	26,571	1,866,613
Huron Consulting Group, Inc.*	16,312	908,089
Korn/Ferry International	35,163	1,721,932
Navigant Consulting, Inc.	65,018	1,665,761
TrueBlue, Inc.*	27,491	694,148
		6,856,543
Real Estate Management & Development 0.4%
HFF, Inc. (Class A Stock)	17,845	720,938
Kennedy-Wilson Holdings, Inc.	57,007	1,116,767
Marcus & Millichap, Inc.*	43,165	1,575,091
		3,412,796
Road & Rail 0.9%
Saia, Inc.*	41,157	2,482,179
Union Pacific Corp.	38,899	5,981,888
		8,464,067
Semiconductors & Semiconductor Equipment 2.7%
Amkor Technology, Inc.*	111,135	761,275

PGIM Jennison Blend Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Broadcom, Inc.	21,157	$ 5,022,884
Brooks Automation, Inc.	79,917	2,426,280
Marvell Technology Group Ltd.	39,211	631,689
MaxLinear, Inc.*	85,188	1,737,835
Monolithic Power Systems, Inc.	7,958	1,051,013
NVIDIA Corp.	36,226	5,920,415
Texas Instruments, Inc.	80,639	8,051,804
		25,603,195
Software 9.8%
Adobe, Inc.*	42,085	10,558,706
Bottomline Technologies DE, Inc.*	9,967	548,883
Carbon Black, Inc.*(a)	83,742	1,364,157
CyberArk Software Ltd. (Israel)*	53,442	3,962,190
Everbridge, Inc.*	21,585	1,182,210
HubSpot, Inc.*	37,154	5,165,521
LivePerson, Inc.*	23,985	452,597
Microsoft Corp.	232,986	25,835,817
MINDBODY, Inc. (Class A Stock)*(a)	56,948	1,580,876
New Relic, Inc.*	28,479	2,483,084
Paycom Software, Inc.*(a)	21,123	2,804,501
Proofpoint, Inc.*	20,720	2,010,047
PTC, Inc.*	49,107	4,247,264
Q2 Holdings, Inc.*	41,513	2,253,741
salesforce.com, Inc.*	86,939	12,411,412
Trade Desk, Inc. (The) (Class A Stock)*	15,982	2,276,636
Varonis Systems, Inc.*	73,076	4,231,831
Workday, Inc. (Class A Stock)*	39,552	6,486,528
Zendesk, Inc.*	55,597	3,304,130
		93,160,131
Specialty Retail 2.2%
Aaron’s, Inc.	13,037	610,132
Asbury Automotive Group, Inc.*	18,921	1,307,819
Five Below, Inc.*	34,457	3,610,749
Home Depot, Inc. (The)	25,746	4,642,519
Hudson Ltd. (Class A Stock)*	94,056	1,951,662
Lowe’s Cos., Inc.	42,998	4,057,721
Monro, Inc.	18,444	1,499,866
National Vision Holdings, Inc.*	18,679	686,827
Party City Holdco, Inc.*(a)	215,853	2,579,443
		20,946,738

PGIM Jennison Blend Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	70,207	$ 12,537,566
Textiles, Apparel & Luxury Goods 2.0%
G-III Apparel Group Ltd.*	45,426	1,820,674
Kering SA (France)	9,254	4,040,470
NIKE, Inc. (Class B Stock)	77,619	5,830,739
Steven Madden Ltd.	79,429	2,559,997
Tapestry, Inc.	102,337	3,983,980
Wolverine World Wide, Inc.	20,074	694,560
		18,930,420
Thrifts & Mortgage Finance 0.2%
Axos Financial, Inc.*	15,891	495,799
Radian Group, Inc.	33,136	609,703
WSFS Financial Corp.	15,559	654,567
		1,760,069
Tobacco 0.0%
Universal Corp.	7,462	473,091
Trading Companies & Distributors 0.5%
Beacon Roofing Supply, Inc.*	90,949	3,170,482
Univar, Inc.*	77,205	1,672,260
		4,842,742

Total Long-Term Investments (cost $654,391,265)		919,896,073

Short-Term Investments 9.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	26,424,695	26,424,695

PGIM Jennison Blend Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $58,609,669; includes $58,508,849 of cash collateral for securities on loan)(b)(w)	58,613,355	$ 58,607,494

Total Short-Term Investments (cost $85,034,364)		85,032,189

TOTAL INVESTMENTS 106.2% (cost $739,425,629)		1,004,928,262
Liabilities in excess of other assets (6.2)%		(58,222,587)

Net Assets 100.0%		$ 946,705,675

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR — American Depositary Receipt
REITs — Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,780,324; cash collateral of $58,508,849 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 26,078,645	$ 4,974,491	$—
Air Freight & Logistics	4,815,412	—	—
Airlines	3,055,318	—	—
Auto Components	1,293,231	—	—
Automobiles	8,309,530	—	—

PGIM Jennison Blend Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Banks	$ 97,339,718	$ —	$—
Beverages	1,580,972	—	—
Biotechnology	13,203,327	—	—
Building Products	7,222,073	—	—
Capital Markets	15,034,389	—	—
Chemicals	17,222,052	—	—
Commercial Services & Supplies	8,078,683	—	—
Communications Equipment	8,752,072	—	—
Construction & Engineering	2,335,993	—	—
Construction Materials	2,798,515	—	—
Consumer Finance	9,825,279	—	—
Diversified Telecommunication Services	2,365,245	—	—
Electric Utilities	23,393,411	—	—
Electrical Equipment	5,004,785	—	—
Electronic Equipment, Instruments & Components	3,761,869	—	—
Energy Equipment & Services	6,373,522	—	—
Entertainment	20,988,648	—	—
Equity Real Estate Investment Trusts (REITs)	28,371,375	—	—
Food & Staples Retailing	20,765,172	—	—
Food Products	19,419,676	—	—
Health Care Equipment & Supplies	29,000,276	—	—
Health Care Providers & Services	23,438,420	—	—
Health Care Technology	3,513,051	—	—
Hotels, Restaurants & Leisure	27,875,128	—	—
Household Durables	608,013	—	—
Household Products	776,225	—	—
Independent Power & Renewable Electricity Producers	744,118	—	—
Insurance	15,776,177	—	—
Interactive Media & Services	31,098,270	10,850,785	—
Internet & Direct Marketing Retail	38,054,409	—	—
IT Services	37,576,822	2,531,892	—
Leisure Products	503,416	—	—
Life Sciences Tools & Services	11,174,559	—	—
Machinery	14,463,206	—	—
Media	14,437,024	—	—
Metals & Mining	383,233	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,463,629	—	—
Multi-Utilities	878,619	—	—
Oil, Gas & Consumable Fuels	30,699,587	—	—
Paper & Forest Products	609,373	—	—
Pharmaceuticals	61,089,080	—	—
Professional Services	6,856,543	—	—
Real Estate Management & Development	3,412,796	—	—
Road & Rail	8,464,067	—	—
Semiconductors & Semiconductor Equipment	25,603,195	—	—
Software	93,160,131	—	—
Specialty Retail	20,946,738	—	—

PGIM Jennison Blend Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$ 12,537,566	$ —	$—
Textiles, Apparel & Luxury Goods	14,889,950	4,040,470	—
Thrifts & Mortgage Finance	1,760,069	—	—
Tobacco	473,091	—	—
Trading Companies & Distributors	4,842,742	—	—

Affiliated Mutual Funds	85,032,189	—	—
Total	$982,530,624	$22,397,638	$—

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency

Notes to Schedule of Investments (unaudited)
fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund and its securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    January 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    January 15, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date    January 15, 2019

* Print the name and title of each signing officer under his or her signature.